Schedule of reconciliation of accounting profit multiplied by applicable tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Loss before income tax before continuing operations	$ (15,131)	$ (44,216)	$ (19,506)
Group weighted average corporation tax rate	23.10%	18.36%	26.60%
Tax at standard rate	$ 3,489	$ 8,121	$ 5,189
Expenses that are not deductible for tax purposes
Deferred tax assets not recognized on tax losses	(2,798)	(9,724)	(5,748)
Consolidated Statements of Comprehensive Loss	$ 691	$ (1,603)	$ (559)